INCOME TAX EXPENSE (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

The components of the provision for income tax expense were as follows:

	Six months ended June 30,
	2025	2026
Current income tax	$2,465,661	$1,764,722
Deferred income tax benefit	(136,389)	(21,775)

Income tax expense	$2,329,272	$1,742,947

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The summary of effective income tax rates by the governing countries is as follows:-

Jurisdiction	Income Tax Rate
	2025	2026
France	25%	25%
Australia	30%	30%
South Korea	10%	10%
Japan	34%	34%
United Kingdom	25%	25%
Singapore	17%	17%

SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE

The reconciliation of the actual income taxes to the amount of tax computed by the applying Singapore tax rate (17% for 2025 and 2026) to pre-tax income is as follows:

	Six months ended June 30,
	2025		2026
Income tax expense at statutory tax rate	$2,100,068	17%	$1,327,782	17%
Effect of differences between statutory tax rates and foreign effective tax rates (i)	7,223	0%	335,664	4%
Income not subject to taxes	(273,615)	(2)%	(16,542)	0%
Expenses not subject to tax deduction	2,150	0%	21,809	0%
Utilization of Previously Unrecognized Tax Losses	-	-	(1,936)	0%
Net operating losses	468,263	4%	98,477	1%
Other tax adjustments	25,183	0%	(22,307)	0%
Income tax expense and effective income tax rate	$2,329,272	19%	$1,742,947	22%

(i)	Certain operations were conducted out of Singapore. The effect represents the foreign income tax rate differential when compared to Singapore statutory income tax rate for the six months ended June 30, 2025 and 2026.

SCHEDULE OF CUMULATIVE NET OPERATING LOSSES

As of June 30, 2026, the cumulative net operating losses which can be carried forward to offset future taxable income are as follows:

Tax regimes of the country	Expiration date	Amount
Singapore	Indefinite	$6,982,188
United Kingdom	Indefinite	218,768
Japan	2029-2036	1,633,488
South Korea	2032-2036	1,125,331
Total		$9,959,775